Consolidated statements of financial position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 566,809,000	$ 1,143,674,000
Short-term investments	0	1,138,174,000
Accounts receivable	422,333,000	183,944,000
Current tax assets	974,000	1,056,000
Inventories	692,261,000	664,698,000
Supplies and prepaid expenses	149,352,000	157,910,000
Current portion of long-term receivables, investments and other	10,161,000	32,180,000
Total current assets	1,841,890,000	3,321,636,000
Property, plant and equipment	3,368,772,000	3,473,490,000
Intangible assets	43,577,000	47,117,000
Long-term receivables, investments and other	613,773,000	595,507,000
Investment in equity-accounted investees	3,173,185,000	210,972,000
Deferred tax assets	892,860,000	984,071,000
Total non-current assets	8,092,167,000	5,311,157,000
Total assets	9,934,057,000	8,632,793,000
Current liabilities
Accounts payable and accrued liabilities	577,550,000	374,714,000
Current tax liabilities	24,076,000	6,498,000
Current portion of long-term debt	499,821,000	0
Current portion of other liabilities	48,544,000	131,324,000
Current portion of provisions	39,113,000	48,305,000
Total current liabilities	1,189,104,000	560,841,000
Long-term debt	1,284,353,000	997,000,000
Other liabilities	343,420,000	216,162,000
Provisions	1,022,871,000	1,022,725,000
Total non-current liabilities	2,650,644,000	2,235,887,000
Shareholders' equity
Share capital	2,914,165,000	2,880,336,000
Contributed surplus	215,679,000	224,687,000
Retained earnings	2,979,743,000	2,696,379,000
Other components of equity	(15,282,000)	34,652,000
Total shareholders' equity attributable to equity holders	6,094,305,000	5,836,054,000
Non-controlling interest	4,000	11,000
Total shareholders' equity	6,094,309,000	5,836,065,000
Total liabilities and shareholders' equity	$ 9,934,057,000	$ 8,632,793,000